SCHEDULE OF FINANCIAL ASSETS MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Investments, All Other Investments [Abstract]
Beginning balance
Additions	$ 4	34,000
Change in fair value					$ 1,201,000
Exchange difference		(3,000)
Ending balance	$ 4	$ 31,000